Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,152,038.35
Previously Paid Amount	0.00
Total Fee Amount	7,060.23
Total Offset Amount	31.37
Net Fee	$ 7,028.86
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A